10. Stockholders' Equity (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2016
Antidilutive shares	2,283,333		2,283,333
Shares issued to Frank Worth Estate [Member]
Antidilutive shares	200,000	200,000
Shares issued to consultants [Member]
Antidilutive shares	2,083,333	2,083,333